Depreciation, amortization, shipping and handling expenses (Tables)	12 Months Ended
Dec. 31, 2024
Profit or loss [abstract]
Summary of Depreciation and Amortization
7.1.
(a) Depreciation and amortization expenses

	31.12.2022	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	RMB’000	US$’000
Amortization of intangible assets	64,939	109,913	201,420	28,077
Depreciation of investment property	348	355	361	50
Depreciation of property, plant and equipment	516,276	508,726	462,588	64,483
Depreciation of right-of-use assets	43,129	46,071	50,461	7,034
	624,692	665,065	714,830	99,644

Summary of Sales Related Shipping and Handling Expenses Not Separately Billed to Customers

Sales related shipping and handling expenses not separately billed to customers are included in the following caption:

	31.12.2022	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	RMB’000	US$’000
Cost of sales	132,117	129,954	129,572	18,062
Selling, general and administrative expenses	18,544	21,019	23,124	3,223
	150,661	150,973	152,696	21,285

Summary of Other Operating Income
7.2.
(a) Other operating income

	31.12.2022	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	RMB’000	US$’000
Interest income	131,879	154,129	133,640	18,629
Dividend income from quoted equity securities	13	—	—	—
Gain on disposal of:
- associate	1,329	—	—	—
- property, plant and equipment	6,535	778	—	—
- quoted equity securities	2,291	—	—	—
- right-of-use assets	3,929	7,632	—	—
- a subsidiary	—	113,042	—	—
Recognition of net gain upon fulfillment of performance obligation relating to capitalized contract asset	—	11,696	—	—
Government grants (i)	176,264	171,937	339,934	47,385
Technology licensing fees income	—	—	94,953	13,236
Others	12,109	10,086	18,729	2,611
	334,349	469,300	587,256	81,861

Note:

(i)
Including amortization of deferred grants, rebates on value-added tax and other grants earned during the year.

Summary of Other Operating Expenses
7.2.
(b) Other operating expenses

	31.12.2022	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	RMB’000	US$’000
Impairment loss on investment in joint venture	990	—	—	—
Impairment on property, plant and equipment	—	36,720	—	—
Reversal of provision for onerous contract, net	(4,829)	—	—	—
Foreign exchange loss, net	555	482	5,670	790
Loss on:			—
- disposal of property, plant and equipment	—	—	59	8
- liquidation of joint venture	—	—	399	56
- liquidation of subsidiary	—	—	5	1
Write-back of unrecoverable value-added tax	—	(11,164)	—	—
Others	877	900	5,465	762
	(2,407)	26,938	11,598	1,617

Summary of Finance Costs
7.3.
Finance costs

	31.12.2022	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	RMB’000	US$’000
Bank term loans	65,440	59,672	57,956	8,079
Bills and other discounting	23,922	33,946	14,369	2,003
Bank charges	4,563	4,588	3,943	549
Interest on lease liabilities (Note 16)	1,547	1,969	1,714	239
	95,472	100,175	77,982	10,870

Summary of Staff Costs
7.4.
Staff costs

	31.12.2022	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	RMB’000	US$’000
Wages and salaries	944,850	1,217,414	1,355,281	188,921
Contribution to defined contribution plans	371,458	354,014	317,790	44,299
Cost of share-based payment	—	—	7,829	1,091
Staff severance cost	19,531	35,547	3,411	475
Other employee benefits	83,081	78,269	86,314	12,032
	1,418,920	1,685,244	1,770,625	246,818